Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 13 — Related party balances and transactions

1. Transactions with related parties

Name of Related Party	Nature	Relationship	For the six months ended June 30, 2026	For the six months ended June 30, 2025
			(Unaudited)	(Unaudited)
Hang Feng International Holdings Co., Limited	Management consulting services	Major Shareholder of Hang Feng	—	329,358
Hang Feng International Holdings Co., Limited	Office rent	Major Shareholder of Hang Feng	—	89,956
Total			$—	$419,314

2. Proceeds from related parties

Name of Related Party	For the six months ended June 30, 2026		For the six months ended June 30, 2025
	Borrowing	Repayment	Borrowing	Repayment
			(Unaudited)	(Unaudited)
YEUNG Sing Yuet Sherry	$—	$—	$—	$(704,728)
Hang Feng International Holdings Co., Limited	—	—	—	(658,223)
Total	$—	$—	$—	$(1,362,951)